Recoverable Taxes	12 Months Ended
Dec. 31, 2024
Recoverable Taxes [Abstract]
Recoverable Taxes	Recoverable Taxes

	December 31, 2024	December 31, 2023

Income tax recoverable	3,706	3,846
Other recoverable taxes	806	168
Recoverable Taxes	4,512	4,014
Recoverable taxes consist mainly of income taxes paid in advance to tax authorities in Brazil and Chile.